SUPPLEMENTARY PENSION PLANS (Details 4)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets Of The Alvorada Plan [Member]
Asset categories
Equities
Fixed income	95.20%	93.20%
Real estate	3.80%	4.90%
Other	1.00%	1.90%
Total	100.00%	100.00%
Assets Of The Bradesco Plan [Member]
Asset categories
Equities	4.90%	6.60%
Fixed income	90.50%	87.50%
Real estate	2.30%	2.10%
Other	2.30%	3.80%
Total	100.00%	100.00%
Assets Of The Kirton Plan [Member]
Asset categories
Equities
Fixed income	100.00%	100.00%
Real estate
Other
Total	100.00%	100.00%